LVIP Delaware High Yield Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–84.23%
Advertising–0.73%
CMG Media Corp. 8.88% 12/15/27	1,460,000	$1,142,771
		1,142,771
Aerospace & Defense–1.70%
Bombardier, Inc.
6.00% 2/15/28	932,000	845,507
7.50% 2/1/29	527,000	500,106
TransDigm, Inc. 6.88% 12/15/30	1,320,000	1,294,318
		2,639,931
Airlines–2.62%
Air Canada 3.88% 8/15/26	855,000	775,962
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 4/20/29	808,904	752,321
Azul Secured Finance LLP 11.93% 8/28/28	900,000	891,350
Delta Air Lines, Inc. 7.38% 1/15/26	459,000	464,533
Grupo Aeromexico SAB de CV 8.50% 3/17/27	1,280,000	1,198,720
		4,082,886
Auto Manufacturers–2.44%
Allison Transmission, Inc. 5.88% 6/1/29	1,560,000	1,470,924
Ford Motor Co. 4.75% 1/15/43	550,000	401,468
Ford Motor Credit Co. LLC
3.38% 11/13/25	505,000	468,547
4.13% 8/17/27	560,000	510,035
4.54% 8/1/26	510,000	478,743
7.35% 3/6/30	460,000	465,832
		3,795,549
Auto Parts & Equipment–0.94%
Clarios Global LP/Clarios U.S. Finance Co. 8.50% 5/15/27	775,000	772,777
Goodyear Tire & Rubber Co. 5.25% 7/15/31	830,000	686,742
		1,459,519
Banks–0.03%
‡SVB Financial Group 4.10% 2/15/31	1,425,000	47,695
		47,695
Building Materials–0.98%
CP Atlas Buyer, Inc. 7.00% 12/1/28	525,000	411,672
Standard Industries, Inc. 3.38% 1/15/31	1,445,000	1,116,957
		1,528,629
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–1.28%
Chemours Co. 5.75% 11/15/28	1,445,000	$1,254,115
Vibrantz Technologies, Inc. 9.00% 2/15/30	930,000	740,133
		1,994,248
Commercial Services–2.29%
ADT Security Corp. 4.13% 8/1/29	970,000	820,145
Gartner, Inc. 4.50% 7/1/28	765,000	697,920
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	540,000	523,891
United Rentals North America, Inc. 3.88% 2/15/31	1,835,000	1,526,362
		3,568,318
Computers–1.43%
NCR Corp.
5.00% 10/1/28	460,000	411,745
5.13% 4/15/29	245,000	215,859
5.25% 10/1/30	935,000	805,767
Seagate HDD Cayman
5.75% 12/1/34	450,000	380,082
8.25% 12/15/29	405,000	415,934
		2,229,387
Diversified Financial Services–4.11%
μAerCap Holdings NV 5.88% 10/10/79	1,723,000	1,675,570
μAir Lease Corp. 4.65% 6/15/26	905,000	796,978
Azul Secured Finance LLP 11.50% 5/28/29	395,463	340,985
Castlelake Aviation Finance DAC 5.00% 4/15/27	1,470,000	1,342,635
Midcap Financial Issuer Trust 6.50% 5/1/28	825,000	712,139
NFP Corp.
6.88% 8/15/28	1,340,000	1,147,949
7.50% 10/1/30	390,000	374,528
		6,390,784
Electric–3.33%
Calpine Corp.
3.75% 3/1/31	950,000	765,342
4.63% 2/1/29	320,000	267,954
5.00% 2/1/31	1,005,000	812,633
5.13% 3/15/28	565,000	503,098
μVistra Corp.
7.00% 12/15/26	1,645,000	1,501,063
8.00% 10/15/26	760,000	723,635
Vistra Operations Co. LLC 6.95% 10/15/33	625,000	613,022
		5,186,747
LVIP Delaware High Yield Fund–1

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics–0.57%
Sensata Technologies BV 4.00% 4/15/29	1,030,000	$886,931
		886,931
Entertainment–2.05%
Caesars Entertainment, Inc.
7.00% 2/15/30	280,000	272,457
8.13% 7/1/27	668,000	671,185
Light & Wonder International, Inc. 7.25% 11/15/29	1,135,000	1,112,300
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63% 3/1/30	1,320,000	1,138,500
		3,194,442
Food–0.52%
Pilgrim's Pride Corp. 4.25% 4/15/31	965,000	805,008
		805,008
Forest Products & Paper–0.23%
Domtar Corp. 6.75% 10/1/28	439,000	363,549
		363,549
Health Care Products–1.65%
Avantor Funding, Inc. 3.88% 11/1/29	885,000	756,383
Medline Borrower LP
3.88% 4/1/29	795,000	672,111
5.25% 10/1/29	1,310,000	1,132,228
		2,560,722
Health Care Services–3.06%
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	385,000	315,775
3.50% 4/1/30	90,000	74,099
CHS/Community Health Systems, Inc. 4.75% 2/15/31	955,000	675,873
DaVita, Inc.
3.75% 2/15/31	490,000	372,282
4.63% 6/1/30	480,000	394,138
HCA, Inc. 7.58% 9/15/25	580,000	592,168
Heartland Dental LLC/Heartland Dental Finance Corp. 8.50% 5/1/26	920,000	867,192
Tenet Healthcare Corp.
4.38% 1/15/30	1,025,000	881,627
6.13% 10/1/28	625,000	586,719
		4,759,873
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–3.24%
HUB International Ltd. 5.63% 12/1/29	985,000	$857,696
Jones Deslauriers Insurance Management, Inc.
8.50% 3/15/30	1,555,000	1,566,416
10.50% 12/15/30	1,210,000	1,231,095
USI, Inc. 6.88% 5/1/25	1,400,000	1,389,217
		5,044,424
Internet–1.24%
Arches Buyer, Inc. 6.13% 12/1/28	970,000	787,640
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27	1,280,000	1,139,200
		1,926,840
Leisure Time–3.33%
Acushnet Co. 7.38% 10/15/28	315,000	317,363
Carnival Corp.
5.75% 3/1/27	1,205,000	1,090,795
6.00% 5/1/29	1,210,000	1,032,109
7.63% 3/1/26	485,000	471,800
Royal Caribbean Cruises Ltd.
5.50% 4/1/28	2,049,000	1,878,916
7.25% 1/15/30	390,000	386,526
		5,177,509
Lodging–0.98%
Boyd Gaming Corp.
4.75% 12/1/27	965,000	888,365
4.75% 6/15/31	755,000	642,487
		1,530,852
Media–7.36%
AMC Networks, Inc. 4.25% 2/15/29	1,020,000	625,867
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30	1,215,000	997,288
4.50% 5/1/32	230,000	180,515
5.38% 6/1/29	765,000	686,364
6.38% 9/1/29	830,000	773,946
CSC Holdings LLC
4.63% 12/1/30	275,000	146,205
5.00% 11/15/31	895,000	479,699
5.75% 1/15/30	1,860,000	1,042,150
Cumulus Media New Holdings, Inc. 6.75% 7/1/26	854,000	646,905
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,765,000	1,560,578
LVIP Delaware High Yield Fund–2

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
DISH DBS Corp. 5.75% 12/1/28	1,400,000	$1,076,250
Gray Escrow II, Inc. 5.38% 11/15/31	2,180,000	1,426,673
Nexstar Media, Inc. 4.75% 11/1/28	680,000	562,842
Sirius XM Radio, Inc. 4.00% 7/15/28	920,000	785,283
VZ Secured Financing BV 5.00% 1/15/32	595,000	467,405
		11,457,970
Metal Fabricate & Hardware–0.83%
Roller Bearing Co. of America, Inc. 4.38% 10/15/29	1,505,000	1,294,544
		1,294,544
Mining–3.66%
Arsenal AIC Parent LLC 8.00% 10/1/30	480,000	477,609
First Quantum Minerals Ltd.
6.88% 10/15/27	680,000	652,376
7.50% 4/1/25	579,000	577,862
8.63% 6/1/31	1,160,000	1,154,411
FMG Resources August 2006 Pty. Ltd.
5.88% 4/15/30	685,000	626,236
6.13% 4/15/32	310,000	281,907
Novelis Corp.
3.25% 11/15/26	195,000	174,154
3.88% 8/15/31	195,000	155,724
4.75% 1/30/30	1,850,000	1,601,082
		5,701,361
Office Business Equipment–0.74%
CDW LLC/CDW Finance Corp. 3.57% 12/1/31	1,405,000	1,157,214
		1,157,214
Oil & Gas–6.91%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	1,015,000	912,702
7.00% 11/1/26	475,000	463,919
Callon Petroleum Co.
7.50% 6/15/30	975,000	945,337
8.00% 8/1/28	615,000	615,878
CNX Resources Corp. 6.00% 1/15/29	1,310,000	1,224,102
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	1,080,000	973,786
6.00% 2/1/31	150,000	131,971
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (continued)
6.25% 4/15/32	553,000	$491,700
Murphy Oil Corp. 6.38% 7/15/28	1,705,000	1,675,963
Southwestern Energy Co.
5.38% 2/1/29	155,000	142,753
5.38% 3/15/30	1,315,000	1,198,034
Transocean, Inc. 8.00% 2/1/27	810,000	779,625
Vital Energy, Inc.
7.75% 7/31/29	875,000	814,034
9.75% 10/15/30	385,000	393,579
		10,763,383
Oil & Gas Services–1.73%
USA Compression Partners LP/USA Compression Finance Corp.
6.88% 4/1/26	565,000	553,442
6.88% 9/1/27	1,035,000	1,003,383
Weatherford International Ltd. 8.63% 4/30/30	1,125,000	1,133,612
		2,690,437
Packaging & Containers–2.30%
@ARD Finance SA 6.50% 6/30/27	583,004	439,842
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28	460,000	383,544
4.00% 9/1/29	485,000	379,547
Clydesdale Acquisition Holdings, Inc.
6.63% 4/15/29	155,000	144,117
8.75% 4/15/30	500,000	428,830
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	1,100,000	1,061,209
9.25% 4/15/27	395,000	345,264
Sealed Air Corp. 5.00% 4/15/29	450,000	404,604
		3,586,957
Pharmaceuticals–1.41%
Bausch Health Cos., Inc. 11.00% 9/30/28	356,000	241,528
Cheplapharm Arzneimittel GmbH 5.50% 1/15/28	935,000	848,353
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31	1,380,000	1,105,867
		2,195,748
LVIP Delaware High Yield Fund–3

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–4.08%
CNX Midstream Partners LP 4.75% 4/15/30	485,000	$403,709
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63% 5/1/27	183,000	175,394
6.00% 2/1/29	803,000	775,136
EQM Midstream Partners LP
4.75% 1/15/31	1,292,000	1,112,075
6.50% 7/15/48	265,000	233,043
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	1,040,000	985,887
8.00% 1/15/27	1,480,000	1,426,630
NuStar Logistics LP
6.00% 6/1/26	642,000	622,880
6.38% 10/1/30	652,000	617,613
		6,352,367
Real Estate Investment Trusts–0.82%
Iron Mountain, Inc. 5.25% 7/15/30	1,470,000	1,284,259
		1,284,259
Retail–6.37%
Asbury Automotive Group, Inc.
4.63% 11/15/29	220,000	188,954
4.75% 3/1/30	660,000	564,047
Bath & Body Works, Inc.
6.88% 11/1/35	590,000	526,919
6.95% 3/1/33	1,031,000	922,588
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75% 2/15/26	1,314,000	1,193,101
Michaels Cos., Inc.
5.25% 5/1/28	555,000	442,945
7.88% 5/1/29	420,000	274,196
Murphy Oil USA, Inc. 3.75% 2/15/31	1,805,000	1,473,528
PetSmart, Inc./PetSmart Finance Corp. 7.75% 2/15/29	1,205,000	1,122,926
Staples, Inc. 7.50% 4/15/26	1,654,000	1,360,156
White Cap Buyer LLC 6.88% 10/15/28	1,381,000	1,220,542
@White Cap Parent LLC 8.25% 3/15/26	642,000	619,420
		9,909,322
Semiconductors–1.46%
Entegris Escrow Corp.
4.75% 4/15/29	437,000	392,867
5.95% 6/15/30	1,225,000	1,136,012
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Micron Technology, Inc. 5.88% 9/15/33	775,000	$738,152
		2,267,031
Software–0.85%
Athenahealth Group, Inc. 6.50% 2/15/30	420,000	351,333
SS&C Technologies, Inc. 5.50% 9/30/27	1,024,000	966,288
		1,317,621
Telecommunications–6.96%
Altice France Holding SA 6.00% 2/15/28	1,420,000	702,085
Altice France SA 5.50% 10/15/29	1,415,000	1,017,548
CommScope Technologies LLC 6.00% 6/15/25	821,000	781,554
CommScope, Inc. 8.25% 3/1/27	475,000	310,424
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26	1,740,000	1,622,894
Consolidated Communications, Inc.
5.00% 10/1/28	545,000	404,663
6.50% 10/1/28	1,585,000	1,238,281
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75% 5/25/24	855,000	769,500
Frontier Communications Holdings LLC
5.00% 5/1/28	150,000	128,073
5.88% 10/15/27	1,260,000	1,145,930
5.88% 11/1/29	435,000	317,566
6.75% 5/1/29	515,000	396,229
8.75% 5/15/30	225,000	213,632
Sable International Finance Ltd. 5.75% 9/7/27	816,000	740,520
Sprint Capital Corp. 8.75% 3/15/32	200,000	231,369
Vmed O2 U.K. Financing I PLC 4.75% 7/15/31	1,000,000	807,873
		10,828,141
Total Corporate Bonds (Cost $146,568,428)		131,122,969
LOAN AGREEMENTS–9.87%
•Amynta Agency Borrower, Inc. 10.42% (SOFR CME01M + 5.00%) 2/28/28	1,496,250	1,493,961
•Applied Systems, Inc. 12.14% (SOFR CME03M + 6.75%) 9/17/27	1,039,022	1,040,539
LVIP Delaware High Yield Fund–4

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Bausch & Lomb Corp. 0.00% (SOFR CME03M + 3.25%) 5/10/27	693,535	$673,118
•Clarios Global LP 9.07% (SOFR CME01M + 3.75%) 5/6/30	775,000	772,582
•CNT Holdings I Corp. 12.05% (SOFR CME03M + 6.75%) 11/6/28	517,493	513,612
•Dynacast International LLC 10.02% (SOFR CME03M + 4.50%) 7/22/25	1,167,029	1,081,253
•Epicor Software Corp. 13.17% (SOFR CME01M + 7.75%) 7/31/28	725,600	726,391
•Hexion Holdings Corp.
10.03% (SOFRTE03M + 4.50%) 3/15/29	241,938	229,403
12.86% (SOFRTE01M + 7.44%) 3/15/30	695,000	562,950
•Hub International Ltd. 9.58% (SOFR CME03M + 4.25%) 6/20/30	333,000	333,556
•Intrado Corp. 9.39% (SOFR CME02M + 4.00%) 1/31/30	623,438	623,593
•Northwest Fiber LLC 9.18% (SOFR CME01M + 3.75%) 4/30/27	394,345	388,347
•PetSmart, Inc. 9.17% (SOFR CME01M + 3.75%) 2/11/28	235,221	234,254
•PMHC II, Inc. 9.70% (SOFR CME03M + 4.25%) 4/23/29	179,095	168,634
•Pre-Paid Legal Services, Inc. 12.43% (SOFR CME01M + 7.00%) 12/14/29	215,000	194,575
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Roper Industrial Products Investment Co. LLC 9.89% (SOFR CME03M + 4.50%) 11/22/29	1,393,000	$1,394,992
•Solis IV BV 8.89% (SOFR CME03M + 3.50%) 2/26/29	424,874	413,083
•Springs Windows Fashions LLC 9.43% (SOFR CME01M + 4.00%) 10/6/28	836,693	709,792
•SPX Flow, Inc. 9.92% (SOFR CME01M + 4.50%) 4/5/29	845,271	842,676
•Ultimate Software Group, Inc. 10.62% (SOFR CME03M + 5.25%) 5/3/27	1,626,000	1,621,935
•Vantage Specialty Chemicals, Inc. 10.08% (SOFR CME01M + 4.75%) 10/26/26	1,370,511	1,338,989
Total Loan Agreements (Cost $15,381,829)		15,358,235

	Number of Shares
MONEY MARKET FUND–4.43%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	6,893,560	6,893,560
Total Money Market Fund (Cost $6,893,560)		6,893,560

TOTAL INVESTMENTS–98.53% (Cost $168,843,817)	153,374,764

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.47%	2,288,691
NET ASSETS APPLICABLE TO 36,810,276 SHARES OUTSTANDING–100.00%	$155,663,455

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Delaware High Yield Fund–5

LVIP Delaware High Yield Fund
Schedule of Investments (continued)
Summary of Abbreviations:
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP Delaware High Yield Fund–6

LVIP Delaware High Yield Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$131,122,969	$—	$131,122,969
Loan Agreements	—	15,358,235	—	15,358,235
Money Market Fund	6,893,560	—	—	6,893,560
Total Investments	$6,893,560	$146,481,204	$—	$153,374,764
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware High Yield Fund–7